Accounts Receivable - Additional Information (Detail) MWh in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) MWh	Dec. 31, 2015 USD ($)	Feb. 23, 2016 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable		$ 30,322,000
Bad debt allowance	$ 766,000	36,553,000			$ 5,887,000
Accounts receivable, Gross	$ 23,420,000	109,936,000
Arose from EPC service revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Bad debt allowance		35,628,000
Accounts receivable, Gross		75,950,000
Arose from other revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Bad debt allowance		925,000
Accounts receivable, Gross		33,986,000
Xinyu Realforce Energy Co., Ltd.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable		12,964,000		$ 23,770,000
Power generating capacity (in megawatt-hours) | MWh	21
Fair value of solar PV components sold to the company		$ 10,806,000
Sales-leaseback, lease term		10 years
Sales-leaseback, interest rate		10.00%
Finance lease receivable		$ 10,806,000
Gain or loss recognized in sales and leaseback arrangement		$ 0
Percentage of shares pledged to secure obligations		100.00%
Sales-leaseback, lease description		In April 2015, Realforce entered into a sales and leaseback arrangement with the Group for the purpose of settling part of the outstanding receivable arising from the EPC contract. At that time, the outstanding receivable balances due from Realforce amounted to $23,770. Pursuant to the sales and leaseback arrangement, Realforce sold the Group certain solar PV components installed in the 21MW rooftop PV station at their fair value of $10,806 and immediately leased them back over a 10-year period with annual interest rate of 10% under a finance lease contract. As a result of the above arrangement, the Group reduced the receivable balance due from Realforce by the fair value of the solar PV components of $10,806 and recognized a finance lease receivable of $10,806 due from Realforce. As of December 31, 2015, $712 and $9,952 were recorded as current and noncurrent finance lease receivables respectively. No gain or loss was recognized in the consolidated statement of operation in relation to the above settlement through sales and leaseback arrangement. As at December 31, 2015, accounts receivable balances due from Realforce amounted to $12,964. 100% equity interests in Realforce were pledged to the Group to secure its repayment obligations under the finance lease contract and the outstanding accounts receivable balances. On February 23, 2016, the Group and Realforce has reached another sales and leaseback arrangement to settle the outstanding receivable of $12,350.
Finance lease, current		$ 712,000
Finance lease, noncurrent		$ 9,952,000
Xinyu Realforce Energy Co., Ltd. | Subsequent Events
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable			$ 12,350,000
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer credit contract term		30 days
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer credit contract term		90 days